Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	7 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Cash insured with federal insurance corporation		$ 250,000
Ordinary Class A [Member]
Summary Of Significant Accounting Policies [Line Items]
Ordinary shares subject to possible redemption	57,500,000	57,500,000
Antidilutive securities excluded from the computation of earnings per share	28,733,334